Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
as of March 31, 1997


                              ASSETS

Investments in securities, at fair value
  (cost $24,775,491)                            $26,290,525

Cash                                                 22,461

Accrued interest receivable                         541,075

Other assets                                            740
                                                  ----------
       Total assets                               26,854,801
                                                  ----------
                            LIABILITIES

Dividends payable                                    169,531

Accrued liabilities                                    4,167
                                                  ----------
     Total liabilities                               173,698
                                                  ----------

Net assets applicable to outstanding capital
   shares, equivalent to $21.05 per share
   based on 1,267,258 shares of capital stock
   outstanding                                   $26,681,103
                                                  ==========
The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
for the six months ended March 31, 1997


Interest income                                            $806,110

Expenses:
  Legal and accounting                       $24,428
  Custodial fee                                6,000
  Directors' fees                              2,000
  Miscellaneous expense                          768
                                              ------
       Total expenses                                        33,196
                                                          ---------
              Net investment income                          772,914

Realized gain on investments:
  Proceeds from calls and sales              405,069
  Cost of securities called or
    sold                                     406,784
                                           ---------
     Realized loss on investments                           (1,715)

Unrealized depreciation of investments:
  Investments held, March 31, 1997:
    At cost                               24,775,491
    At fair value                         26,290,525
                                          ----------

    Balance, March 31, 1997                1,515,034
      Less balance, September 30, 1996     1,628,215
                                          ----------
    Unrealized depreciation of invest-
     ments                                                (113,181)
                                                          --------

Increase in net assets resulting from
  operations                                            $  658,018
                                                         =========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
for the six months ended March 31, 1997 and 1996


                                            1997               1996

Net assets, beginning of period          $26,796,112        $26,840,276
                                          ----------         ----------
Changes in net assets from operations:
  Net investment income                      772,914            781,189
  Realized gain (loss) on investments         (1,715)            60,788
  Unrealized appreciation (depreciation)
    of investments                          (113,181)            10,665
                                          ----------         ----------
    Increase in net assets from operations   658,018            852,642

Changes in net assets from capital
   transactions:
  Dividends declared from net investment
    income                                  (773,027)         (773,027)
                                          ----------        ----------
    Net increase (decrease) in net assets   (115,009)           79,615
                                          ----------        ----------
    Net assets, end of year              $26,681,103       $26,919,891
                                          ==========        ===========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements

1.     Significant Accounting Policies:

       Keyco Bond Fund, Inc. (the "Company") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Company became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       a. Security Valuation: The Company has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Company's custodian, who utilizes a matrix pricing system. Due principally to a decrease in interest rates, the fair value of the investments is currently above cost, resulting in unrealized appreciation. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       b. Federal Income Taxes: It is the Company's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders.
              Therefore, no federal income tax provision is recorded.

       c. Other: Security transactions are accounted for on a trade-date basis. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded when declared. Interest on investments is recorded as earned.

2.     Net Assets Applicable to Outstanding Capital Shares:

       Details of net assets applicable to outstanding capital shares are as follows:

       Capital stock, $.02 par value;
           authorized 3,000,000 shares;
           issued and outstanding 1,267,258
           shares at March 31, 1997                 $25,345
       Additional paid-in capital                   730,733
       Retained earnings prior to July 1,
           1979                                  24,093,500
       Accumulated undistributed net
           investment income                        318,206
       Accumulated undistributed net
           realized loss from
           securities transactions               (1,715)
       Net unrealized appreciation of
           investments, March 31, 1997            1,515,034
                                                 ----------
           Net assets, March 31, 1997           $26,681,103
                                                 ==========

3.     Purchases and Dispositions of Securities:

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $398,863 and $405,069, respectively.

4.     Portfolio Manager:

       The Company does not retain the services of an investment advisor or a third-party portfolio manager. The Company, acting through its officers and with the review provided by the Board, makes investment decisions internally.

5.     Related Parties:

       Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 1997


          Long-Term State and         Principal                      Fair
         Municipal Obligations         Amount        Cost            Value
-----------------------------------   ---------    ---------      -----------
Avondale, Michigan, School District,
  7.5%, May 2003                      $  500,000   $  500,000     $523,097
Avondale, Michigan, School District,
  7.5%, May 2004                         700,000      700,000      732,336
Bay City, Michigan, Electric Utility
  Revenue, 6.6%, January 2012            500,000      494,900      524,276
Capac, Michigan, Community School
  District, 6.25%, July 2003             100,000       96,920      102,315
Central Michigan University, 5.3%,
  October 2006                            70,000       66,345       70,603
Chippewa Valley, Michigan, Schools,
  7.75%, May 2002                        500,000      502,600      516,783
Crosswell and Lexington, Michigan,
  Community Schools Building and Site,
  6%, May 2016                           500,000      500,000      508,038
Dearborn, Michigan, School District,
  6.7%, May 1999                         100,000      108,744      104,549
Dearborn, Michigan, School District,
  6.7%, May 2000                         135,000      147,775      143,122
Detroit, Michigan, City Distributable
  State Aid, 7.2%, May 2009            1,000,000      995,000    1,073,640
Detroit, Michigan, City School
  District, 4.95%, May 2005              200,000      186,398      196,075
Grand Rapids, Michigan, Sanitary Sewer
  System, 6%, January 2012               500,000      500,000      510,232
Jackson County, Michigan, 5%,
  April 2006                             300,000      277,173      296,786
Lansing, Michigan, School District,
  6.8%, May 2004                         460,000      512,067      510,074
Marquette County, Michigan, Wastewater
  Treatment System, 6%, December 2007    175,000      154,553      180,333
Marquette County, Michigan, Wastewater
  Treatment System, 6%, December 2008    170,000      149,913      174,928
Michigan Municipal Bond Authority
  Revenue, Local Government Wayne
  County, PJ-GRP 1213, 7.4%,
  December 2002                        1,075,000    1,065,497    1,211,799
Michigan Municipal Bond Authority
  Revenue, State Revolving Fund,
  6.5%, October 2010                     550,000      599,769      607,626
Michigan Municipal Bond Authority
  Revenue, State Revolving Fund,
  6.55%, October 2013                    100,000      109,445      109,699
Michigan Municipal Bond Authority
  Revenue, Local Government Loan
  Program, 6%, December 2013             130,000      134,940      132,567
Michigan State Building Authority
  Revenue, 5.125%, October 2008          100,000       91,772       98,168
Michigan State Building Revenue,
  Series I, 5.3%, October 2012           500,000      418,505      481,585
Michigan State Building Authority
  Revenue, Series I, 5%, October 2014    500,000      500,000      468,912
Michigan State Housing Development
  Authority, Rental Housing Revenue,
  5.375%, April 2004                      70,000       71,537       71,453
Michigan State Housing Development
  Authority, Rental Housing Revenue,
  5.6%, April 2006                       500,000      489,640      513,294
Michigan State University Revenue,
  6.125%, August 2010                  1,200,000    1,190,892    1,241,144

Michigan State Trunk Line, Series A,
  5.75%, October 2012                    250,000      248,673      253,290
Pinckney, Michigan, Community Schools,
  Livingston and Washtenaw Counties,
  5.5%, May 2004                         300,000      268,500      306,099
Portage, Michigan, Public Schools,
  5.7%, May 2012                         230,000      227,619      232,211
South Lyon Community School District,
  Counties of Oakland, Washtenaw and
  Livingston, State of Michigan
  Building Site Bonds, 7.8%, May 2014    500,000      500,000      529,473
Sturgis, Michigan, Government Hospital,
  6.55%, October 2000                    325,000      308,750      331,139
Sturgis, Michigan, Government Hospital,
  6.6%, October 2001                     250,000      237,500      254,658
University of Michigan, Hospital
  Revenue, 7%, December 2021              75,000       78,366       81,968
West Bloomfield, Michigan, School
  District, 5%, May 2006                 100,000       92,357       99,060
Wyandotte, Michigan, Downtown
  Development, 6.25%, December 2008      750,000      727,440      811,381
Alaska State Housing Finance
  Corporation, 6.1%, June 2007           155,000      155,000      161,286
Alaska State Housing Finance
  Corporation, 6.2%, June 2008           285,000      285,000      296,569
California State, 5.7%, August 2003      500,000      481,055      509,053
California State, 5.7%, August 2004      250,000      237,263      253,973
District of Columbia, MBIA, Series B,
  6.3%, June 2007                        250,000      263,922      265,661
Gainsville, Florida, Utilities
  System Revenue, 6.5%, October 2014     750,000      724,900      811,566
Florida State, Hillsborough County
  Expressway, G.O., 5.9%, October 2005   750,000      664,058      761,666
Honolulu, Hawaii, New Public Housing
  Authority, 5.75%, August 2008          290,000      258,381      296,182
Honolulu, Hawaii, New Public Housing
  Authority, 5.75%, August 2009          700,000      622,804      714,750
Joliet, Illinois Corporate Purpose,
  7%, January 2012                       100,000      106,994      103,008
Maryland State Health and Higher
  Educational Facilities Authority
  Revenue Johns Hopkins Hospital
  Redevelopment Issue, 6.625%,
  July 2008                              500,000      500,000      532,000
Mercer County, New Jersey,
  Improvement Authority Revenue,
  State Justice Complex, 6.4%,
  January 2018                           500,000      463,270      537,144
New York, New York, City Municipal
  Assistance Corporation, 6%, July
  2008                                   750,000      755,625      770,580
New York, New York, City Municipal
  Water Finance Authority, Water-Sewer
  System Revenue, 6.75%, June 2016       400,000      412,768      426,229
New York State Refunding, 6.1%,
  November 2008                          500,000      500,000      519,237
Monroe County, New York, Water
  Improvement, 5.5%, December 2008       610,000      589,034      616,797
Ohio State Building Authority, State
  Transportation Facilities, 7%,
  September 2003                         350,000      389,162      378,269
Erie County, Hospital Authority PA
  Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%,
  July 2011                            1,000,000      993,560    1,059,117
Puerto Rico Commonwealth Highway
  and Transportation Authority Highway
  Revenue, 6.25%, July 2012              500,000      544,085      537,802



South Carolina State Housing
  Authority, Single Family Mortgage
  Purchase, 7%, July 2011                500,000      502,500      509,232
Met. Government Nashville and Davidson
  County, Tennessee, Health and
  Educational Facilities Board Revenue,
  Meharry Medical College-HEW,
  collateralized, 7.875%, December 2004  225,000      222,059      247,649
Austin, Texas, Utility System Revenue,
  6%, April 2006                         500,000      474,565      532,183
Sherman, Texas, New Public Housing
  Authority, 5.75%, March 2006           200,000      178,876      204,493
Texas Coastal Water Authority, Water
  Convey System Revenue, 8.125%,
  December 2017                          700,000      712,250      720,586
Virginia State Housing Development
  Authority, Multifamily Mortgage
  Section 8 Assisted, 8.25%, November
  2012                                    25,000       24,770       25,304
Washington State, Public Power Supply
  System, Nuclear Project No. 2
  Revenue, 6%, July 2012                 500,000      460,000      497,476
                                      ----------   ----------   ----------
       Total investments             $25,205,000  $24,775,491  $26,290,525
                                      ==========   ==========   ==========


Keyco Bond Fund, Inc.
Financial Highlights

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                          Six Months
                                            Ended         Years Ended September 30,
                                           3/31/97       ----------------------------
                                         (Unaudited)   1996    1995     1994      1993
                                         -----------   ----    ----     ----      ----
Per Share Operating Performance:
  Net asset value, beginning of period   $21.14        $21.18  $20.73   $22.02    $21.40
                                          -----         -----   -----    -----     -----
  Net investment income                     .61          1.24    1.25     1.25      1.29

  Net realized and unrealized gain (loss)
    on investments                         (.09)         (.02)    .45    (1.28)      .76
                                          -----         -----   -----    -----     -----
      Total from investment operations      .52          1.22    1.70     (.03)     2.05
                                          -----         -----   -----    -----     -----
      Less distributions from:
        Net investment income              (.61)        (1.24)  (1.25)   (1.26)    (1.32)
        Net realized investment income        -          (.02)      -        -      (.11)
                                          -----         -----   -----    -----     -----
      Total distributions                  (.61)        (1.26)  (1.25)   (1.26)    (1.43)
                                          -----         -----   -----    -----     -----
  Net asset value, end of period         $21.05        $21.14  $21.18   $20.73    $22.02
                                          =====         =====   =====    =====     =====
Total Return per Share Net
  Asset Value (a)                          2.5%(c)       5.8%    8.2%     (.1)%     9.6%

Ratios and Supplemental Data:
  Net assets, end of period (in 000s)   $26,681       $26,796 $26,840  $26,264   $27,905

  Ratio of net investment income to
    average net assets                     5.8%(b)       5.8%    6.0%     5.9%      5.9%

  Ratio of expenses to average net assets   .2%(b)        .2%     .2%      .2%       .2%

  Portfolio turnover rate                  1.5%(c)       9.2%    9.4%    25.4%     16.5%



(a)    Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested.  These percentages are not an indication of the performance of a shareholder's investment in the Company.
(b)    Annualized
(c)    Not annualized

